Business Combinations - Narrative (Details) $ / shares in Units, $ in Thousands			12 Months Ended
	May 04, 2021 USD ($) $ / shares shares	May 03, 2021 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 30, 2021 shares	Jul. 01, 2021 USD ($)	Dec. 31, 2019 shares
Business Acquisition [Line Items]
Consideration received on transaction	$ 350,000
Common stock, conversion ratio		1
Stock redeemed, value				$ 154
Common stock, shares issued (in shares) | shares			150,598,047	35,501,743			32,136,203
Common stock, shares outstanding (in shares) | shares	125,399,913	54,358	150,598,047	35,501,743	150,598,047		32,136,203
Gross consideration received	$ 783,000
Cash acquired from trust account	433,000		$ 433,382
Cash consideration paid to stockholders	368,000		367,870
Payment of transaction costs	$ 57,000		56,976
Legacy HydraFacial shares (in shares) | shares	35,501,743
Cash paid out for WC Adjustment			$ 902
Working capital adjustment Class A Common Stock issued (in shares) | shares	70,860
Class A common stock
Business Acquisition [Line Items]
Consideration received on transaction (in shares) | shares	35,000,000
Stock purchase price (in dollars per share) | $ / shares	$ 10.00
Consideration received on transaction	$ 350,000
Stock redeemed (in shares) | shares	2,672,690
Stock redeemed, price (in dollars per share) | $ / shares	$ 10.00
Stock redeemed, value	$ 26,700
Common stock, shares issued (in shares) | shares	125,329,053
Common stock, shares outstanding (in shares) | shares	125,329,053
Legacy HydraFacial shares (in shares) | shares	35,501,743
Class B Common Stock
Business Acquisition [Line Items]
Consideration received on transaction (in shares) | shares		11,500,000
Consideration received on transaction		$ 25,000
HTL, Wigmore, Ecomedic and Sidermica acquisitions
Business Acquisition [Line Items]
Transaction costs						$ 800
HTL, Wigmore, Ecomedic and Sidermica acquisitions | Customer relationships
Business Acquisition [Line Items]
Weighted average amortization period			5 years
HTL, Wigmore, Ecomedic and Sidermica acquisitions | Non-compete agreement
Business Acquisition [Line Items]
Weighted average amortization period			3 years